MATERIAL EVENTS DURING THE REPORTING PERIOD (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
		Feb. 26, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds from offering			$ 5,151		$ 6,047	$ 4,482
Ordinary shares conversion, description		On February 26, 2026, the Company changed the ratio of its ADSs to ordinary shares from one ADS representing 30 ordinary shares to one ADS representing 90 ordinary shares. The change in the ADS ratio did not affect the number of the Company’s outstanding ordinary shares or the underlying ownership interests of ADS holders.
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold	[1]				174,049,320		33,799,530
Sales Agreement [Member] | American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross amount from offering					$ 7,045
Number of shares issued					3,007,169
Average price per share			$ 2.34		$ 2.34
Net proceeds from offering					$ 6,772
Sales Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold					270,645,240

[1]	Issuance costs in the amount of $267 and $801 in 2026 and 2025, respectively.